Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665